Revenue - Summary of Changes in the Balance of Contract Liabilities with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Opening balance of contract liabilities with customers	$ 257	$ 201	$ 225
Increase during the period for new transactions	1,493	1,626	1,536
Decrease during the period for exercise or expiration of incentives	(1,458)	(1,574)	(1,561)
Currency translation effects	1	4	1
Closing balance of contract liabilities with customers	$ 293	$ 257	$ 201